ALLOWANCES FOR DOUBTFUL RECEIVABLES AND ADVANCES (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Allowances for accounts receivable
Movement of allowances
Beginning of the year	$ 4,870	$ 1,822
Allowances made during the year/period	2,650	3,459
Write off	(2,051)	(486)
Foreign exchange effect	(138)	75
Closing balance	5,331	4,870
Allowances for other receivables
Movement of allowances
Beginning of the year	8,905	8,696
Allowances made during the year/period		203
Foreign exchange effect	(7)	6
Closing balance	8,898	8,905
Allowances for advances for purchases of property, plant and equipment
Movement of allowances
Beginning of the year	1,306	1,275
Reversal made during the year/period		(7)
Foreign exchange effect	(31)	38
Closing balance	1,275	1,306
Allowances for advances to suppliers
Movement of allowances
Beginning of the year	4,443	4,425
Allowances made during the year/period	1	3
Foreign exchange effect	(21)	15
Closing balance	$ 4,423	$ 4,443